Condensed Consolidated Statements of Operations (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 277,871	$ 175,364	$ 689,236		$ 567,839		$ 746,421	$ 1,388,494
Operating expenses:
Direct cost of services	31,291	49,659	107,207		168,008		213,901	214,065
Cost of goods sold	35,001	40,312	106,847		118,897		167,634	172,836
Selling, general and administrative expenses	143,892	161,075	453,649		518,029		689,410	704,673
Restructuring charge	184	116	505		925		1,522	2,131
Impairment of goodwill and tradenames			1,500		27,681		105,373	70,333
Interest expense – Securities lending and loan participations sold	2,094	6,359	4,781		65,055		66,128	145,435
Total operating expenses	212,462	257,521	674,489		898,595		1,243,968	1,309,473
Operating income (loss)	65,409	(82,157)	14,747		(330,756)		(497,547)	79,021
Other income (expense):
Interest income	1,491	1,432	3,469		2,892		3,600	3,859
Dividend income	564	675	821		4,139		4,462	12,747
Realized and unrealized gains (losses) on investments	32,756	(22,197)	28,472		(212,362)		(263,686)	(162,053)
Change in fair value of financial instruments and other	(3,314)		9,492				4,777	(3,998)
Gain on bargain purchase		476	86,213	[1]	790	[1]		15,903
Gain on senior note exchange	12,222		67,208
Income from equity investments	9,193	6	34,244	[1]	12	[1]	31	(152)
Loss on extinguishment of debt	(950)	(5,900)	(21,643)		(5,780)		(18,725)	(5,409)
Interest expense	(18,769)	(32,996)	(72,685)		(102,195)		(133,308)	(156,240)
Income (loss) from continuing operations before income taxes	98,602	(140,661)	150,338		(643,260)		(900,396)	(216,322)
Provision for income taxes	(1,183)	(9,950)	(1,194)		(17,803)		(22,013)	39,115
Income (loss) from continuing operations	97,419	(150,611)	149,144		(661,063)		(922,409)	(177,207)
(Loss) income from discontinued operations, net of income taxes	(1,866)	(136,987)	70,841		(108,270)		147,470	71,576
Net income (loss)	95,553	(287,598)	219,985	[1]	(769,333)	[1]	(774,939)	(105,631)
Net income (loss) attributable to noncontrolling interests	4,470	(3,201)	(594)		(2,167)		(10,665)	(5,721)
Net income (loss) attributable to Registrant	91,083	(284,397)	220,579		(767,166)		(764,274)	(99,910)
Preferred stock dividends	2,015	2,015	6,045		6,045		8,060	8,057
Net income (loss) available to common shareholders	$ 89,068	$ (286,412)	$ 214,534		$ (773,211)		$ (772,334)	$ (107,967)
Basic net income (loss) per common share:
Continuing operations (in Dollars per share)	$ 2.97	$ (5.02)	$ 4.7		$ (22.01)		$ (30.38)	$ (5.96)
Discontinued operations (in Dollars per share)	(0.06)	(4.37)	2.32		(3.52)		4.92	2.27
Basic income (loss) per common share (in Dollars per share)	2.91	(9.39)	7.02		(25.53)		(25.46)	(3.69)
Diluted net income (loss) per common share:
Continuing operations (in Dollars per share)	2.97	(5.02)	4.7		(22.01)		(30.38)	(5.96)
Discontinued operations (in Dollars per share)	(0.06)	(4.37)	2.32		(3.52)		4.92	2.27
Diluted income (loss) per common share (in Dollars per share)	$ 2.91	$ (9.39)	$ 7.02		$ (25.53)		$ (25.46)	$ (3.69)
Weighted average basic common shares outstanding (in Shares)	30,597,066	30,499,931	30,541,169		30,281,324		30,336,274	29,265,099
Weighted average diluted common shares outstanding (in Shares)	30,597,066	30,499,931	30,541,169		30,281,324		30,336,274	29,265,099
Services and fees
Revenues:
Total revenues	$ 170,668	$ 174,573	$ 475,279		$ 591,563		$ 783,304	$ 821,467
Trading (loss) income
Revenues:
Total revenues	53,012	(1,238)	64,521		(50,226)		(57,007)	21,603
Fair value adjustments on loans
Revenues:
Total revenues	1,299	(71,477)	(5,997)		(259,260)		(325,498)	20,225
Interest Income - Loans
Revenues:
Total revenues	2,094	11,251	9,143		51,894		54,141	123,244
Interest income - securities lending
Revenues:
Total revenues	2,523	7,007	5,487		69,614		70,862	161,652
Sale of goods
Revenues:
Total revenues	$ 48,275	$ 55,248	$ 140,803		$ 164,254		$ 220,619	$ 240,303

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.